UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  028-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

 /s/         Michael Klarman     New York, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $1,689,437 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    34624   473000 SH       SOLE                   473000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    25191   817100 SH       SOLE                   817100        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    30830  1000000 SH  CALL SOLE                  1000000        0        0
CENTERPOINT ENERGY INC         COM              15189T107    35200  1785000 SH       SOLE                  1785000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    30728  2051300 SH       SOLE                  2051300        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    23884   553000 SH       SOLE                   553000        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    10798   250000 SH  PUT  SOLE                   250000        0        0
COMCAST CORP NEW               CL A             20030N101    96071  3201300 SH       SOLE                  3201300        0        0
CORN PRODS INTL INC            COM              219023108    80134  1390000 SH       SOLE                  1390000        0        0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101    44664   430000 SH  PUT  SOLE                   430000        0        0
DECKERS OUTDOOR CORP           COM              243537107    18915   300000 SH       SOLE                   300000        0        0
DIRECTV                        COM CL A         25490A101    37005   750000 SH       SOLE                   750000        0        0
DOLLAR GEN CORP NEW            COM              256677105    52483  1136000 SH       SOLE                  1136000        0        0
ELAN PLC                       ADR              284131208    12008   800000 SH       SOLE                   800000        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106    17575   272600 SH       SOLE                   272600        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    18889   116800 SH       SOLE                   116800        0        0
INGERSOLL-RAND PLC             SHS              G47791101     9014   218000 SH       SOLE                   218000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    26444  1575000 SH       SOLE                  1575000        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107    25202   568000 SH       SOLE                   568000        0        0
JPMORGAN CHASE & CO            COM              46625h100     5748   125000 SH       SOLE                   125000        0        0
KBR INC                        COM              48242W106    25880   728000 SH       SOLE                   728000        0        0
LAS VEGAS SANDS CORP           COM              517834107    33966   590000 SH       SOLE                   590000        0        0
LENNAR CORP                    CL A             526057104     6116   225000 SH       SOLE                   225000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    73852   837800 SH       SOLE                   837800        0        0
MGIC INVT CORP WIS             COM              552848103    17379  3503800 SH       SOLE                  3503800        0        0
MICROSOFT CORP                 COM              594918104    66587  2064400 SH       SOLE                  2064400        0        0
MICROSOFT CORP                 COM              594918104    19356   600000 SH  CALL SOLE                   600000        0        0
MYLAN INC                      COM              628530107    13613   580500 SH       SOLE                   580500        0        0
NEWS CORP                      CL A             65248E104    85399  4332800 SH       SOLE                  4332800        0        0
NEWS CORP                      CL A             65248E104     8870   450000 SH  CALL SOLE                   450000        0        0
NISOURCE INC                   COM              65473P105    35308  1450000 SH       SOLE                  1450000        0        0
OREXIGEN THERAPEUTICS INC      COM              686164104     1927   470000 SH       SOLE                   470000        0        0
QUALCOMM INC                   COM              747525103    60362   886900 SH       SOLE                   886900        0        0
QUALCOMM INC                   COM              747525103    30627   450000 SH  CALL SOLE                   450000        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    37789   499000 SH       SOLE                   499000        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    21280  1825000 SH       SOLE                  1825000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    77396   550000 SH  PUT  SOLE                   550000        0        0
TEEKAY CORPORATION             COM              Y8564W103   106379  3061280 SH       SOLE                  3061280        0        0
TEEKAY TANKERS LTD             CL A             y8565n102     4353   717200 SH       SOLE                   717200        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    12108   150000 SH  CALL SOLE                   150000        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108    31384   800000 SH  CALL SOLE                   800000        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    36494   440000 SH       SOLE                   440000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    34045  1100000 SH       SOLE                  1100000        0        0
VIACOM INC NEW                 CL B             92553p201    38537   812000 SH  CALL SOLE                   812000        0        0
WELLPOINT INC                  COM              94973V107    36014   488000 SH       SOLE                   488000        0        0
WELLPOINT INC                  COM              94973V107    37933   514000 SH  CALL SOLE                   514000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108   101076  2173200 SH       SOLE                  2173200        0        0
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